RIGHT OF USE ASSETS - Rent expenses (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
RIGHT OF USE ASSETS
Amounts of lease liabilities	¥ 0
Rent expenses	¥ 9,321